SHORT-TERM AND LONG-TERM LOANS (Schedule of Short-term and Long-term Loans) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
SHORT-TERM AND LONG-TERM LOANS [Abstract]
Short-term loans	$ 80,750	$ 90,000
Long-term loans	$ 100,000	$ 180,750